Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Orphazyme A/S
Entity Central Index Key	0001764791
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39545
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Ole Maaløes Vej 3
Entity Address, Address Line Two	DK-2200
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-2200
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	EY
Auditor Firm ID	1757
Auditor Location	Copenhagen, Denmark
Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,952,241
American Depositary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	19,886,184
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Ole Maaløes Vej 3
Entity Address, Address Line Two	DK-2200
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-2200
Contact Personnel Name	Anders Fink Vadsholt
City Area Code	+45
Local Phone Number	28 98 90 55